Note 12 - Accrued Charter Revenue, Current and Non-current and Unearned Revenue, Current and Non-current	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Accrued Charter Revenue, Current and Non-Current and Unearned Revenue, Current and Non-Current [Text Block]
12.
Accrued Charter Revenue, Current and Non-Current and Unearned Revenue, Current and Non-Current:

(a) Accrued Charter Revenue, Current and Non-Current:
The amounts presented as current and non-current accrued charter revenue in the accompanying consolidated balance sheets as of
December 31, 2016
and
2017,
reflect revenue earned, but
not
collected, resulting from charter agreements providing for varying annual charter rates over their terms, which were accounted for on a straight-line basis at their average rates.

As at
December 31, 2016,
the net accrued charter revenue, totaling to (
$27,639
), comprises
$408
separately reflected in Current assets,
$185
separately reflected in Non-current assets, and (
$28,232
) (discussed in (b) below) included in Unearned revenue in current and non-current liabilities in the accompanying
2016
consolidated balance sheet. As at
December 31, 2017,
the net accrued charter revenue, totaling to (
$16,435
), comprises
$185
separately reflected in Current assets and (
$16,620
) (discussed in (b) below) included in Unearned revenue in current and non-current liabilities in the accompanying
2017
consolidated balance sheet. The maturities of the net accrued charter revenue as of
December 31
of each year presented below are as follows:

Year ending December 31,	Amount
2018	$(8,935)
2019	(6,699)
2020	(801)
Total	$(16,435)

(b) Unearned Revenue, Current and Non-Current:
The amounts presented as current and non-current unearned revenue in the accompanying consolidated balance sheets as of
December 31, 2016
and
2017,
reflect: (a) cash received prior to the balance sheet date for which all criteria to recognize as revenue have not
been met, (b) any unearned revenue resulting from charter agreements providing for varying annual charter rates over their term, which were accounted for on a straight-line basis at their average rate and (c) any deferred gain from the sale and leaseback transactions, net of amortization of (
$323
), which is included in Amortization of prepaid lease rentals, net in the
2017
accompanying statements of income .

	December 31, 2016	December 31, 2017
Hires collected in advance	$7,924	$5,589
Deferred gain, net	-	4,158
Charter revenue resulting from varying charter rates	28,232	16,620
Total	$36,156	$26,367
Less current portion	(19,668)	(15,310)
Non-current portion	$16,488	$11,057